BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Aug. 03, 2022
North American Nickel Inc [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	100.00%